COLUMBIA FUNDS SERIES TRUST I
                         Columbia Federal Securities Fund
                                  (the "Fund")
                Supplement to Prospectuses dated January 1, 2007


     The section of the Prospectuses captioned "Portfolio Manager" is removed and replaced in its entirety by the following disclosure:

PORTFOLIO MANAGER
-------------------------------------------------------------------------------

Jonathan P. Carlson, a portfolio manager of Columbia Advisors, is the manager for the Fund and has managed the Fund since June, 2007. Prior to joining Columbia Advisors in June, 2007, Mr. Carlson was a portfolio manager and a partner at Merganser Capital Management since August, 2004. Prior to August, 2004, Mr. Carlson was a portfolio manager and mortgage-backed securities specialist at CIGNA Investment Management from August, 2002 to August, 2004. Prior to August, 2002, Mr. Carlson was a portfolio manager at Zurich Scudder Investments from January, 1998 to August, 2002.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



INT-47/132811-0607                                             June 22, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                        Columbia Intermediate Bond Fund
                                  (the "Fund")

                Supplement to the Prospectuses dated August 1, 2006
                   (Replacing supplement dated November 8, 2006)

     The paragraphs under the heading "Portfolio Managers" are replaced in their entirety by the following paragraphs:

Kevin L. Cronk, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Carl W. Pappo, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Advisors or its predecessors since January, 1993.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2003. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

Lee Reddin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since June, 2007. Mr. Reddin has been associated with Columbia Advisors or its predecessors since March, 2000.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.



INT-47/133011-0607                                                June 22, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                        Columbia Federal Securities Fund
                                (the "Fund")
   Supplement to the Statement of Additional Information Dated January 1, 2007


     The following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by Portfolio Manager" is revised and replaced in its entirety:

                        Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                  vehicles                    Other accounts
----------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
----------------------------------------------------------------------------------------------------------------------
Jonathan P. Carlson*         0          $0                    0            $0           3         $    250,000


*Account information is provided as of May 31, 2007.


     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                    Dollar Range of Equity Securities
      Portfolio Manager               in the Fund Beneficially Owned
-------------------------------------------------------------------------
Jonathan P. Carlson*                             None


*Account information is provided as of May 31, 2007.

     . The following table under the heading "Compensation" is revised and replaced in its entirety:

----------------------------------------------------------------------------------------------------------------
       Portfolio Manager                          Performance Benchmark               Peer Group
----------------------------------------------------------------------------------------------------------------
Jonathan P. Carlson                      Citigroup Government/Mortgage Index    Lipper General U.S. Government
                                         Citigroup Mortgage Index                     Classification






INT-50/133500-0607                                                June 22, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                        Columbia Intermediate Bond Fund
                                (the "Fund")
     Supplement to the Statement of Additional Information Dated August 1, 2006
                  (Replacing supplement dated November 8, 2006)


     The following information as it pertains to the Fund is revised as follows:

     . The following table under the heading "Other Accounts Managed by Portfolio Managers" is revised and replaced in its entirety:

                        Other SEC-registered open-end       Other pooled investment
  Portfolio Manager          and closed-end funds                  vehicles                    Other accounts
----------------------------------------------------------------------------------------------------------------------
                          Number of                        Number of                      Number of
                          accounts          Assets          accounts        Assets        accounts         Assets
----------------------------------------------------------------------------------------------------------------------
Kevin Cronk*                 12          $6.5 billion        10**        $1.1 billion         5         $    424 million
Thomas A. LaPointe           12          $6.64 billion       10***       $1.1 billion         6         $    420 million
Carl W. Pappo                 1          $650 million         2          $1.2 billion        68         $    2.1 billion
Lee Reddin****                0          $0                   0          $0                   4         $  100.9 million

*Account information is provided as of September 30, 2006.
** Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.
*** Included among these accounts are four accounts, totaling $843 million in assets that include an advisory fee based on performance.
****Account information is provided as of May 31, 2007.


     . The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

                                    Dollar Range of Equity Securities
      Portfolio Manager               in the Fund Beneficially Owned
-------------------------------------------------------------------------
Kevin Cronk*                                       None
Thomas A. LaPointe                                 None
Carl W. Pappo                                      None
Lee Reddin**                                       None

*Account information is provided as of September 30, 2006.
** Account information is provided as of May 31, 2007.

     . The following table under the heading "Compensation" is revised and replaced in its entirety:

----------------------------------------------------------------------------------------------------------------
       Portfolio Manager                          Performance Benchmark                   Peer Group
----------------------------------------------------------------------------------------------------------------
Kevin Cronk                             Lehman Brothers Aggregate Bond Index    Lipper Intermediate Investment Grade
                                                                                        Debt Classification
Thomas A. LaPointe                      Lehman Brothers Aggregate Bond Index    Lipper Intermediate Investment Grade
                                                                                        Debt Classification
Carl W. Pappo                           Lehman Brothers Aggregate Bond Index    Lipper Intermediate Investment Grade
                                                                                        Debt Classification
Lee Reddin                              Lehman Brothers Aggregate Bond Index    Lipper Intermediate Investment Grade
                                                                                        Debt Classification


INT-50/133400-0607                                                June 22, 2007